UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-389-8713

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		July 31, 2011 Fair Value

	Investments in Securities – 109.88%
	Common Stocks – 109.88%
	Bermuda – 3.58%
	Semiconductor Components - Integrated Circuits – 3.58%
703,600	Marvell Technology Group Ltd * (a)	$10,427,352

	Total Bermuda (cost $11,344,700)	$10,427,352

	China – 24.18%
	Advertising Sales – 3.75%
331,200	Focus Media Holding Ltd ADR * (a)	10,893,168

	B2B / E-Commerce – 0.27%
100,956	ChinaCache International Holdings Ltd ADR *	776,352

	Computer Services – 0.91%
131,200	VanceInfo Technologies Inc ADR * (a)	2,654,176

	Consulting Services – 0.79%
187,384	iSoftstone Holdings Ltd ADR * (a)	2,304,823

	Entertainment Software – 0.38%
184,600	Shanda Games Ltd ADR *	1,107,600

	Hotels & Motels – 0.82%
108,500	7 Days Group Holdings Ltd ADR * (a)	2,382,660

	Human Resources – 0.63%
27,900	51job Inc ADR * (a)	1,842,795

	Internet Content - Entertainment – 3.29%
171,900	Netease.com Inc ADR * (a)	8,684,388
60,200	Taomee Holdings Ltd ADR *	885,542

		9,569,930

	Real Estate Management / Services – 0.35%
129,700	E-House China Holdings Ltd ADS (a)	1,018,145

	Real Estate Operations / Development – 1.86%
2,562,500	Longfor Properties Co Ltd	3,945,102
5,085,000	Powerlong Real Estate Holdings Ltd	1,461,343

		5,406,445

	Retail - Regional Department Stores – 3.02%
3,557,000	Golden Eagle Retail Group Inc Ltd	8,789,279

	Retail - Restaurants – 2.51%
3,710,000	Ajisen China Holdings Ltd	7,301,505

	Schools – 3.23%
73,500	New Oriental Education & Technology Group ADR * (a)	9,388,155

	Web Portals / ISP – 2.22%
41,200	Baidu Inc ADR *	6,471,284

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stocks (continued)
	China (continued)
	Wireless Equipment – 0.15%
2,036,000	China Wireless Technologies Ltd	$436,222

	Total China (cost $65,780,403)	$70,342,539

	Germany – 1.00%
	Enterprise Software / Services – 1.00%
59,436	Software AG	2,909,921

	Total Germany (cost $2,735,732)	$2,909,921

	Hong Kong – 6.94%
	Agricultural Operations – 1.00%
488,572	Le Gaga Holdings Ltd ADR * (a)	2,902,118

	Alternative Waste Technology – 1.37%
10,461,000	China Everbright International Ltd	3,999,471

	Audio / Video Products – 0.00%
3,713	Skyworth Digital Holdings Ltd	2,391

	Lottery Services – 0.28%
10,075,000	REXLot Holdings Ltd	827,253

	Metal Processors & Fabrication – 0.47%
3,580,000	EVA Precision Industrial Holdings Ltd	1,354,934

	Retail - Apparel / Shoes – 2.80%
7,356,000	Trinity Ltd	8,153,960

	Retail - Jewelry – 0.72%
558,000	Chow Sang Sang Holdings International Ltd	2,108,301

	Transactional Software – 0.30%
84,800	Longtop Financial Technologies Ltd ADR * (a)	861,568

	Total Hong Kong (cost $22,970,738)	$20,209,996

	Israel – 0.22%
	Networking Products – 0.11%
10,400	EZchip Semiconductor Ltd *	321,256

	Telecommunication Equipment – 0.11%
56,100	AudioCodes Ltd *	307,989

	Total Israel (cost $763,898)	$629,245

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stocks (continued)
	Netherlands – 0.90%
	Computer Data Security – 0.90%
54,557	Gemalto NV	$2,605,587

	Total Netherlands (cost $2,545,329)	$2,605,587

	Singapore – 2.97%
	Electronic Components - Semiconductors – 2.97%
256,900	Avago Technologies Ltd (a)	8,639,547

	Total Singapore (cost $7,396,776)	$8,639,547

	United Kingdom – 1.54%
	Enterprise Software / Services – 1.54%
162,683	Autonomy Corp PLC *	4,489,004

	Total United Kingdom (cost $3,890,792)	$4,489,004

	United States – 68.55%
	Apparel Manufacturers – 2.28%
102,500	Coach Inc	6,617,400

	Applications Software – 5.43%
239,000	Quest Software Inc * (a)	4,536,220
169,200	Red Hat Inc * (a)	7,119,936
28,700	Salesforce.com Inc *	4,153,177

		15,809,333

	Commercial Services - Finance – 3.22%
83,200	FleetCor Technologies Inc * (a)	2,466,048
206,800	Verisk Analytics Inc, Class A * (a)	6,886,440

		9,352,488

	Computer Aided Design – 0.83%
155,500	Aspen Technology Inc *	2,410,250

	Computers – 6.55%
48,800	Apple Inc * (a)	19,055,424

	Computers - Integrated Systems – 0.92%
486,000	Brocade Communications Systems Inc *	2,663,280

	Computers - Memory Devices – 4.95%
299,500	EMC Corp * (a)	7,810,960
155,000	Sandisk Corp * (a)	6,592,150

		14,403,110

	Decision Support Software – 0.29%
118,500	DemandTec Inc *	848,460

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stocks (continued)
	United States (continued)
	E-Commerce / Products – 0.86%
11,300	Amazon.com Inc *	$2,514,476

	Electronic Components - Semiconductors – 7.38%
69,400	Altera Corp (a)	2,837,072
96,600	AXT Inc *	843,318
22,700	Ceva Inc *	685,994
226,200	Omnivision Technologies Inc * (a)	6,614,088
281,900	Silicon Image Inc *	1,615,287
276,000	Xilinx Inc	8,859,600

		21,455,359

	Electronic Design Automation – 4.15%
466,600	Cadence Design Systems Inc * (a)	4,819,978
302,000	Synopsys Inc * (a)	7,238,940

		12,058,918

	Enterprise Software / Services – 6.70%
237,000	Ariba Inc * (a)	7,837,590
79,000	BMC Software Inc * (a)	3,414,380
9,000	MicroStrategy Inc, Class A *	1,434,330
224,400	QLIK Technologies Inc *	6,801,564

		19,487,864

	Internet Infrastructure Software – 3.60%
402,500	TIBCO Software Inc *	10,481,100

	Internet Security – 0.39%
56,300	Blue Coat Systems Inc * (a)	1,134,445

	Internet Telephony – 0.04%
3,600	BroadSoft Inc *	105,156

	Networking Products – 2.14%
76,200	Netgear Inc *	2,507,742
137,600	Polycom Inc * (a)	3,719,328

		6,227,070

	Retail - Apparel / Shoes – 0.28%
21,200	Guess ? Inc	808,144

	Retail - Discount – 3.48%
43,200	Costco Wholesale Corp	3,380,400
101,850	Dollar Tree Inc * (a)	6,745,525

		10,125,925

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stocks (continued)
	United States (continued)
	Semiconductor Components - Integrated Circuits – 6.16%
263,300	Analog Devices Inc (a)	$9,057,520
24,400	Hittite Microwave Corp * (a)	1,366,156
327,100	Maxim Integrated Products Inc (a)	7,510,216

		17,933,892

	Semiconductor Equipment – 4.25%
145,900	KLA-Tencor Corp (a)	5,809,738
105,700	Nanometrics Inc *	1,785,273
353,000	Teradyne Inc *	4,761,970

		12,356,981

	Transactional Software – 2.02%
149,600	VeriFone Systems Inc *	5,889,752

	Web Portals / ISP – 0.50%
112,100	Yahoo! Inc *	1,468,510

	Wireless Equipment – 2.13%
270,600	Aruba Networks Inc * (a)	6,210,270

	Total United States (cost $190,058,951)	$199,417,607

	Total Common Stock (cost $307,487,319)	$319,670,798

	Total Investment in Securities (cost $307,487,319) - 109.88%	$319,670,798

	Other Liabilities in Excess of Assets - (9.88%)	(28,755,767)

	Net Assets - 100.00%	$290,915,031

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options
*	Non-income producing security.
**	Includes $37,164,446 invested in a BNY Mellon Money Market Account, which is 12.78% of net assets and foreign currency with a U.S. Dollar value of $6,603,810, which is 2.27% of net assets.
ADR	American Depository Receipt
ADS	American Depository Share

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	July 31, 2011 Percentage of Net Assets (%)

Advertising Sales	3.75
Agricultural Operations	1.00
Alternative Waste Technology	1.37
Apparel Manufacturers	2.28
Applications Software	5.43
Audio / Video Products	0.00
B2B / E-Commerce	0.27
Commercial Services - Finance	3.22
Computer Aided Design	0.83
Computer Data Security	0.90
Computer Services	0.91
Computers	6.55
Computers - Integrated Systems	0.92
Computers - Memory Devices	4.95
Consulting Services	0.79
Decision Support Software	0.29
E-Commerce / Products	0.86
Electronic Components - Semiconductors	10.35
Electronic Design Automation	4.15
Enterprise Software / Services	9.24
Entertainment Software	0.38
Hotels & Motels	0.82
Human Resources	0.63
Internet Content - Entertainment	3.29
Internet Infrastructure Software	3.60
Internet Security	0.39
Internet Telephony	0.04
Lottery Services	0.28
Metal Processors & Fabrication	0.47
Networking Products	2.25
Real Estate Management / Services	0.35
Real Estate Operations / Development	1.86
Retail - Apparel / Shoes	3.08
Retail - Discount	3.48
Retail - Jewelry	0.72
Retail - Regional Department Stores	3.02
Retail - Restaurants	2.51
Schools	3.23
Semiconductor Components - Integrated Circuits	9.74
Semiconductor Equipment	4.25
Telecommunication Equipment	0.11
Transactional Software	2.32
Web Portals / ISP	2.72
Wireless Equipment	2.28

Total Investments in Securities	109.88%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		July 31, 2011 Fair Value

	Securities Sold, Not Yet Purchased – 49.78%
	Common Stock – 49.78%
	China – 6.63%
	Airlines – 0.10%
598,000	China Eastern Airlines Corp Ltd, Class H	$299,979

	Automobile / Truck Parts & Equipment - Replacement – 0.32%
170,000	Weichai Power Co Ltd, Class H	924,758

	Commercial Banks - Non U.S. – 1.29%
2,038,000	Agricultural Bank of China Ltd, Class H	1,106,007
4,305,000	China Citic Bank Corp Ltd, Class H	2,640,062

		3,746,069

	Electric - Generation – 0.75%
2,676,000	Datang International Power Generation Co Ltd, Class H	875,466
2,666,000	Huaneng Power International Inc, Class H	1,310,002

		2,185,468

	Metal - Aluminum – 0.37%
49,900	Aluminum Corp of China Ltd ADR	1,065,864

	Metal Processors & Fabrication – 0.30%
1,861,600	China Zhongwang Holdings Ltd	883,693

	Miscellaneous Manufacturing – 0.08%
317,600	Xinjiang Goldwind Science & Technology Co Ltd, Class H	242,036

	Real Estate Operations / Development – 2.30%
1,302,000	Agile Property Holdings Ltd	2,104,722
1,773,000	Country Garden Holdings Co	909,875
2,426,400	Guangzhou R&F Properties Co Ltd, Class H	3,131,652
990,850	Sino-Ocean Land Holdings Ltd	555,523

		6,701,772

	Semiconductor Components - Integrated Circuits – 0.02%
18,300	Semiconductor Manufacturing International Corp ADR	54,534

	Steel - Producers – 0.55%
1,550,000	Angang Steel Co Ltd, Class H	1,602,802

	Telecommunication Equipment – 0.12%
737,000	Foxconn International Holdings Ltd	335,667

	Web Portals / ISP – 0.43%
11,500	Sina Corp	1,243,035

	Total China (proceeds $21,431,544)	$19,285,677

	Germany – 2.06%
	Power Conversion / Supply Equipment – 0.89%
28,125	SMA Solar Technology AG	2,586,616

	Semiconductor Equipment – 1.17%
126,786	Aixtron SE NA	3,421,578

	Total Germany (proceeds $7,084,634)	$6,008,194

	Hong Kong – 2.16%
	Airlines – 0.18%
221,000	Cathay Pacific Airways Ltd	512,063

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stock (continued)
	Hong Kong (continued)
	Airport Development / Maintenance – 0.34%
2,092,000	Beijing Capital International Airport Co Ltd, Class H	$982,326

	Auto - Cars / Light Trucks – 0.30%
2,230,000	Geely Automobile Holdings Ltd	884,049

	Diversified Operations – 0.86%
215,000	Hutchison Whampoa Ltd	2,505,974

	Energy - Alternate Sources – 0.48%
2,466,000	GCL - Poly Energy Holdings Ltd	1,388,899

	Total Hong Kong (proceeds $5,932,443)	$6,273,311

	India – 2.19%
	Computer Services – 2.19%
61,300	Infosys Ltd ADR	3,814,086
216,300	Wipro Ltd ADR	2,569,644

	Total India (proceeds $6,740,020)	$6,383,730

	Japan – 10.78%
	Audio / Video Products – 2.42%
324,600	Panasonic Corp	3,881,393
342,000	Sharp Corp	3,150,164

		7,031,557

	Auto - Cars / Light Trucks – 2.26%
66,800	Honda Motor Co Ltd	2,665,414
47,800	Toyota Motor Corp ADR	3,915,776

		6,581,190

	Building Products - Doors and Windows – 0.70%
177,000	Asahi Glass Co Ltd	2,047,680

	Electronic Components - Miscellaneous – 2.83%
92,000	Dainippon Screen Manufacturing Co Ltd	722,267
148,800	Hoya Corp	3,610,590
60,100	Murata Manufacturing Co Ltd	3,900,763

		8,233,620

	Electronic Measuring Instruments – 0.52%
84,500	Advantest Corp	1,499,736

	Office Automation & Equipment – 0.61%
163,000	Ricoh Co Ltd	1,756,905

	Photo Equipment & Supplies – 1.06%
102,200	FUJIFILM Holdings Corp	3,088,894

	Textile - Products – 0.38%
143,000	Toray Industries Inc	1,109,686

	Total Japan (proceeds $31,177,498)	$31,349,268

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stock (continued)
	Switzerland – 1.52%
	Computers - Peripheral Equipment – 0.86%
259,300	Logitech International SA	$2,489,280

	Electronic Components - Semiconductors – 0.66%
244,800	STMicroelectronics NV	1,936,368

	Total Switzerland (proceeds $6,525,031)	$4,425,648

	Taiwan – 1.94%
	Electronic Components - Miscellaneous – 0.41%
215,700	AU Optronics Corp ADR	1,188,507

	Semiconductor Components - Integrated Circuits – 1.53%
196,400	Advanced Semiconductor Engineering Inc ADR	1,042,884
353,100	Siliconware Precision Industries Co ADR	1,740,783
722,600	United Microelectronics Corp ADR	1,661,980

		4,445,647

	Total Taiwan (proceeds $7,328,016)	$5,634,154

	United States – 22.50%
	Building - Mobile Home / Manufactured Housing – 0.39%
45,900	Thor Industries Inc	1,135,107

	Cable / Satellite TV – 0.49%
19,300	Time Warner Cable Inc	1,414,883

	Cruise Lines – 1.32%
57,400	Carnival Corp	1,911,420
62,500	Royal Caribbean Cruises Ltd	1,913,750

		3,825,170

	Electric - Integrated – 3.07%
78,000	Consolidated Edison Inc	4,102,800
65,600	Northeast Utilities	2,230,400
85,100	Wisconsin Energy Corp	2,608,315

		8,941,515

	Electronic Components - Semiconductors – 2.69%
117,200	Microchip Technology Inc	3,955,500
27,800	NVIDIA Corp	384,474
117,600	Texas Instruments Inc	3,498,600

		7,838,574

	Electronic Forms – 0.87%
91,200	Adobe Systems Inc	2,528,064

	Food - Retail – 0.57%
194,100	SUPERVALU Inc	1,669,260

	Human Resources – 0.49%
121,200	Monster Worldwide Inc	1,422,888

	Internet Content - Information / Network – 0.37%
77,400	Dice Holdings Inc	1,067,346

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2011 Fair Value

	Common Stock (continued)
	United States (continued)
	Medical - Hospitals – 0.60%
65,400	HCA Holdings Inc	$1,744,872

	Office Automation & Equipment – 0.45%
60,100	Pitney Bowes Inc	1,295,155

	Recreational Centers – 1.07%
74,600	Life Time Fitness Inc	3,115,296

	REITS - Diversified – 1.39%
23,800	Vornado Realty Trust	2,226,490
91,600	Weyerhaeuser Co	1,831,084

		4,057,574

	REITS - Office Property – 2.24%
32,500	Boston Properties Inc	3,489,200
36,900	SL Green Realty Corp	3,026,538

		6,515,738

	Rental Auto / Equipment – 1.03%
68,300	Aaron’s Inc	1,721,843
47,300	Rent-A-Center Inc	1,279,465

		3,001,308

	Retail - Building Products – 0.83%
68,800	Home Depot Inc	2,403,184

	Retail - Computer Equipment – 0.67%
83,100	GameStop Corp, Class A	1,959,498

	Semiconductor Components - Integrated Circuits – 1.57%
166,800	Atmel Corp	2,018,280
124,200	Cypress Semiconductor Corp	2,556,036

		4,574,316

	Semiconductor Equipment – 1.36%
64,300	Cabot Microelectronics Corp	2,487,767
37,200	Veeco Instruments Inc	1,480,188

		3,967,955

	Telecommunication Equipment – 0.73%
61,800	Plantronics Inc	2,116,650

	Transport - Truck – 0.30%
23,900	Con-way Inc	875,218

	Total United States (proceeds $65,945,743)	$65,469,571

	Total Common Stock (proceeds $152,164,929)	$144,829,553

	Total Securities Sold, Not Yet Purchased (proceeds $152,164,929) – 49.78%	$144,829,553

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	July 31, 2011 Percentage of Net Assets (%)

Airlines	0.28
Airport Development / Maintenance	0.34
Audio / Video Products	2.42
Auto - Cars / Light Trucks	2.56
Automobile / Truck Parts & Equipment - Replacement	0.32
Building - Mobile Home / Manufactured Housing	0.39
Building Products - Doors and Windows	0.70
Cable / Satellite TV	0.49
Commercial Banks - Non U.S.	1.29
Computers - Peripheral Equipment	0.86
Computer Services	2.19
Cruise Lines	1.32
Diversified Operations	0.86
Electric - Generation	0.75
Electric - Integrated	3.07
Electronic Components - Miscellaneous	3.24
Electronic Components - Semiconductors	3.35
Electronic Forms	0.87
Electronic Measuring Instruments	0.52
Energy - Alternate Sources	0.48
Food - Retail	0.57
Human Resources	0.49
Internet Content - Information / Network	0.37
Medical - Hospitals	0.60
Metal - Aluminum	0.37
Metal Processors & Fabrication	0.30
Miscellaneous Manufacturing	0.08
Office Automation & Equipment	1.06
Photo Equipment & Supplies	1.06
Power Conversion / Supply Equipment	0.89
Real Estate Operations / Development	2.30
Recreational Centers	1.07
REITS - Diversified	1.39
REITS - Office Property	2.24
Rental Auto / Equipment	1.03
Retail - Building Products	0.83
Retail - Computer Equipment	0.67
Semiconductor Components - Integrated Circuits	3.12
Semiconductor Equipment	2.53
Steel - Producers	0.55
Telecommunication Equipment	0.85
Textile - Products	0.38
Transport - Truck	0.30
Web Portals / ISP	0.43

Total Securities Sold, Not Yet Purchased	49.78%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - 0.02%
	Total Return Swap Contracts - 0.02%
	Airlines - 0.01%
$(426,237)	03/01/2012	China Airlines Limited	$18,412

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

	Building & Construction - Miscellaneous - 0.00%
2,564,349	11/14/2012	Multiplan Empreendimentos Imobiliarios SA	(7,810)

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobiliarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Capacitors - 0.04%
(2,622,589)	03/01/2012	Taiyo Yuden Co Ltd	116,729

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Chemicals - Diversified - 0.00%
(796,593)	03/02/2012	OCI Company Ltd	278

Agreement with Morgan Stanley, dated 03/05/2010 to deliver the total return of the shares of OCI Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Chemicals - Specialty - 0.03%
$2,088,630	03/02/2012	TechnoSemiChem Co Ltd	$96,500

Agreement with Morgan Stanley, dated 03/05/2010 to receive the total return of the shares of TechnoSemiChem Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Computers - 0.03%
(993,075)	03/01/2012	Acer Inc	6,651

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Acer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.25%.

(1,347,200)	03/02/2012	Asustek Computer Inc	80,995

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.02%.

(1,259,252)	03/02/2012	Compal Electronics Inc	(28,664)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers (continued)
$(599,386)	03/02/2012	Wistron Corporation	$12,392

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

			71,374

	Computers - Peripheral Equipment - 0.04%
(288,200)	03/02/2012	Chicony Electronics Co Ltd	(13,500)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

(139,820)	03/02/2012	HannsTouch Solution Inc	9,174

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of HannsTouch Solution Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

(1,185,407)	03/02/2012	Innolux Display Corp	114,897

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.08%.

			110,571

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Products - Miscellaneous - 0.04%
$(2,081,875)	03/01/2012	Casio Computer Co Ltd	$39,068

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.63%.

(1,330,525)	03/01/2012	Funai Electric Co	25,291

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Funai Electric Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

(3,109,021)	03/01/2012	LG Electronics Inc	58,052

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

			122,411

	Electronic Components - Miscellaneous - 0.07%
(4,040,197)	03/01/2012	Nippon Electric Glass Co	115,946

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(2,004,314)	03/02/2012	Samsung Electro-Mechanics Co Ltd	$74,542

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.75%.

(524,932)	03/01/2012	Wintek Corp	3,582

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.32%.

			194,070

	Electronic Components - Semiconductors - 0.20%
(2,636,524)	03/01/2012	Elpida Memory Inc	101,780

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Elpida Memory Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 25.00%.

(324,615)	03/01/2012	Epistar Corp	1,102

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(475,900)	03/01/2012	Everlight Electronics Co Ltd	$20,080

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

(1,868,986)	03/02/2012	Hynix Semiconductor Inc	24,260

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(3,305,079)	03/01/2012	MediaTek Inc	266,107

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

(1,731,364)	03/01/2012	Rohm Company Ltd	23,247

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(1,261,785)	03/01/2012	Shinko Electric Industries Co Ltd	$76,144

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Shinko Electric Industries Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(1,385,654)	03/01/2012	Sumco Corp	79,137

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Sumco Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			591,857

	Electronic Connectors - 0.00%
(1,437,324)	03/01/2012	Hirose Electric Co Ltd	7,144

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hirose Electric Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker - 0.00%
(2,004,124)	03/01/2012	Bolsas y Mercados Espanoles SA	3,118

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Machinery - Material Handling - 0.02%
$(517,245)	03/01/2012	Tsugami Corp	$49,621

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of Tsugami Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.24%.

	Multimedia - (0.03%)
3,340,565	05/23/2013	Naspers Ltd	(90,597)

Agreement with Morgan Stanley, dated 05/26/2011 to receive the total return of the shares of Naspers Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.55%.

	Photo Equipment & Supplies - 0.04%
(2,720,615)	03/01/2012	Konica Minolta Holdings Inc	125,469

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Real Estate Operations / Development - (0.01%)
778,982	11/14/2012	Iguatemi Empresa de Shopping Centers SA	(20,105)

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Retail - Restaurants - (0.04%)
$4,863,077	03/01/2012	Gourmet Master Co Ltd	$(123,862)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.20%.

	Web Portals / ISP - (0.23%)
17,804,072	03/01/2012	Google Inc	(538,538)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Google Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

7,179,636	03/02/2012	NHN Corp	(121,463)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			(660,001)

	Wireless Equipment - (0.19%)
17,911,872	03/01/2012	QUALCOMM Inc	(557,568)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$47,611

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	July 31, 2011 Percentage of Net Assets (%)

Airlines	0.01%
Building & Construction - Miscellaneous	0.00%
Capacitors	0.04%
Chemicals - Diversified	0.00%
Chemicals - Specialty	0.03%
Computers	0.03%
Computers - Peripheral Equipment	0.04%
Electric Products - Miscellaneous	0.04%
Electronic Components - Miscellaneous	0.07%
Electronic Components - Semiconductors	0.20%
Electronic Connectors	0.00%
Finance - Investment Banker / Broker	0.00%
Machinery - Material Handling	0.02%
Multimedia	(0.03%)
Photo Equipment & Supplies	0.04%
Real Estate Operations / Development	(0.01%)
Retail - Restaurants	(0.04%)
Web Portals / ISP	(0.23%)
Wireless Equipment	(0.19%)

Total Swap Contracts	0.02%

ACAP Strategic Fund
Fair Value Measurement

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance July 31, 2011

Assets
Common Stock	$318,809,230	$—	$861,568	$319,670,798
Swaps	—	47,611	—	47,611

Securities owned - at fair value	$318,809,230	$47,611	$861,568	$319,718,409

Liabilities
Common Stock	$144,829,553	$—	$—	$144,829,553

Securities sold, but not yet purchased - at fair value	$144,829,553	$—	$—	$144,829,553

The following is a reconciliation of assets, as of July 31, 2011, in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

Balance as of October 31, 2010	$—
Net realized gain/(loss)	—
Net change in unrealized gain/(loss)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	861,568

Balance as of July 31, 2011	$861,568

*	The following security makes up the holdings in Level 3 as of July 31, 2011:
Longtop Financial Technologies Ltd ADR was transferred from Level 1 to Level 3 because trading was halted due to questions pertaining to the company’s financial records.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	9-29-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	9-29-2011

By (Signature and Title)*	/s/ George D. Mykoniatis

George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	9-29-2011

* Print the name and title of each signing officer under his or her signature.